UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                5.9%
--------------------------------------------------------------------------------
Nektar Therapeutics                                                         5.3
--------------------------------------------------------------------------------
Merck & Co., Inc.                                                           2.1
--------------------------------------------------------------------------------
Nestle SA                                                                   1.9
--------------------------------------------------------------------------------
Siemens AG                                                                  1.5
--------------------------------------------------------------------------------
Electrocomponents plc                                                       1.5
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               1.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.3
--------------------------------------------------------------------------------
Novozymes AS, B Shares                                                      1.2
--------------------------------------------------------------------------------
Iberdrola SA                                                                1.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              57.9%
--------------------------------------------------------------------------------
Japan                                                                       9.5
--------------------------------------------------------------------------------
Sweden                                                                      4.6
--------------------------------------------------------------------------------
United Kingdom                                                              4.5
--------------------------------------------------------------------------------
Germany                                                                     4.3
--------------------------------------------------------------------------------
France                                                                      4.1
--------------------------------------------------------------------------------
Switzerland                                                                 4.1
--------------------------------------------------------------------------------
Italy                                                                       3.0
--------------------------------------------------------------------------------
Denmark                                                                     2.3
--------------------------------------------------------------------------------
Spain                                                                       2.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada         58.9%

Europe                       31.0

Asia                          9.8

Middle East/Africa            0.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.


                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING      ENDING         EXPENSES
                                 ACCOUNT        ACCOUNT        PAID DURING
                                 VALUE          VALUE          6 MONTHS ENDED
                                 (10/1/04)      (3/31/05)      MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00      $1,177.60      $ 6.31
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00       1,019.15        5.86
--------------------------------------------------------------------------------
Class B Actual                    1,000.00       1,172.70       10.83
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00       1,015.01       10.05
--------------------------------------------------------------------------------
Class C Actual                    1,000.00       1,172.50       10.55
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00       1,015.26        9.79
--------------------------------------------------------------------------------
Class N Actual                    1,000.00       1,175.30        8.16
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00       1,017.45        7.57
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00       1,179.20        4.63
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00       1,020.69        4.29

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A        1.16%
-------------------------
Class B        1.99
-------------------------
Class C        1.94
-------------------------
Class N        1.50
-------------------------
Class Y        0.85

--------------------------------------------------------------------------------


                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--73.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.9%
--------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Bayerische Motoren
Werke AG                                              200,000     $    9,071,465
--------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                           625,825          7,854,516
--------------------------------------------------------------------------------
Porsche AG, Preferred                                  10,000          7,272,209
                                                                  --------------
                                                                      24,198,190

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Accor SA                                              200,000          9,789,612
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Amazon.com, Inc. 1                                    100,000          3,427,000
--------------------------------------------------------------------------------
MEDIA--0.7%
Toei Animation
Co. Ltd.                                              200,000          7,721,720
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                           400,000         14,100,000
                                                                  --------------
                                                                      21,821,720

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Karstadt Quelle AG                                  2,000,000         20,092,555
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Hennes & Mauritz
AB, B Shares                                        1,300,000         44,676,067
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                           1,000,000         29,905,500
                                                                  --------------
                                                                      74,581,567

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Luxottica Group SpA                                 1,502,121         30,730,534
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.6%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Ito En Ltd.                                           600,000         29,152,289
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
FamilyMart Co.                                        500,000         14,734,682
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.9%
Ajinomoto Co., Inc.                                 1,500,000         18,297,118
--------------------------------------------------------------------------------
Nestle SA                                             220,000         60,176,362
--------------------------------------------------------------------------------
Thorntons plc 2                                     4,300,000         12,920,234
                                                                  --------------
                                                                      91,393,714

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                           1,000,000     $   22,914,408
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
L'Oreal SA                                            300,000         24,013,844
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                   2,000,000         26,391,868
                                                                  --------------
                                                                      50,405,712

--------------------------------------------------------------------------------
FINANCIALS--9.2%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Banco Comercial
Portugues SA                                       12,000,000         32,666,606
--------------------------------------------------------------------------------
Nordbanken
Holding AB                                          3,500,000         35,391,534
--------------------------------------------------------------------------------
Sumitomo Trust
& Banking Co. Ltd.
(The)                                               5,000,000         32,593,491
                                                                  --------------
                                                                     100,651,631

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Mediobanca SpA                                      2,003,300         34,772,030
--------------------------------------------------------------------------------
INSURANCE--3.4%
Assicurazioni
Generali SpA                                        1,000,000         32,277,718
--------------------------------------------------------------------------------
Aviva plc                                           2,036,886         24,442,478
--------------------------------------------------------------------------------
Chubb Corp.                                           200,000         15,854,000
--------------------------------------------------------------------------------
Prudential
Financial, Inc.                                       300,000         17,220,000
--------------------------------------------------------------------------------
UnumProvident
Corp.                                               1,000,000         17,020,000
                                                                  --------------
                                                                     106,814,196

--------------------------------------------------------------------------------
REAL ESTATE--1.5%
Mitsubishi Estate
Co. Ltd.                                            3,000,000         34,859,647
--------------------------------------------------------------------------------
Solidere, GDR 1,3                                   1,000,000         11,000,000
                                                                  --------------
                                                                      45,859,647

--------------------------------------------------------------------------------
HEALTH CARE--21.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--6.5%
Affymetrix, Inc. 1                                    300,000         12,852,000
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals, Inc. 1                             1,000,000         21,665,000
--------------------------------------------------------------------------------
Chiron Corp. 1                                      1,000,000         35,060,000


                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences, Inc. 1                             1,000,000     $   35,800,000
--------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                             1,000,000         18,390,000
--------------------------------------------------------------------------------
Neurogen Corp. 1                                    1,502,900         10,640,532
--------------------------------------------------------------------------------
Q-Med AB                                              999,975         29,698,447
--------------------------------------------------------------------------------
Telik, Inc. 1                                         500,000          7,540,000
--------------------------------------------------------------------------------
Wyeth                                                 800,000         33,744,000
                                                                  --------------
                                                                     205,389,979

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Analogic Corp. 2                                      700,000         30,275,000
--------------------------------------------------------------------------------
bioMerieux 1                                          647,900         28,673,121
--------------------------------------------------------------------------------
Carl Zeiss
Meditec AG 1                                          500,000         10,312,018
--------------------------------------------------------------------------------
Elekta AB, B Shares 1                                 600,000         21,637,981
--------------------------------------------------------------------------------
GN Store Nord AS                                    3,000,000         34,450,960
                                                                  --------------
                                                                     125,349,080

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Nicox SA 1,2                                        5,077,849         26,790,306
--------------------------------------------------------------------------------
PHARMACEUTICALS--10.4%
Merck & Co., Inc.                                   2,000,000         64,740,000
--------------------------------------------------------------------------------
Nektar
Therapeutics 1,2                                   12,000,000        167,280,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                        1,500,000         39,405,000
--------------------------------------------------------------------------------
Roche Holdings AG                                     100,000         10,715,480
--------------------------------------------------------------------------------
UCB SA                                                700,000         33,873,456
--------------------------------------------------------------------------------
Vicuron
Pharmaceuticals,
Inc. 1                                                700,000         11,032,000
                                                                  --------------
                                                                     327,045,936

--------------------------------------------------------------------------------
INDUSTRIALS--11.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Bombardier, Inc.,
Cl. B                                              10,000,000         22,323,274
--------------------------------------------------------------------------------
AIRLINES--2.7%
Continental Airlines,
Inc., Cl. B 1                                       2,000,000         24,080,000
--------------------------------------------------------------------------------
easyJet plc 1,4                                     8,000,000         32,617,117
--------------------------------------------------------------------------------
JetBlue Airways
Corp. 1                                             1,500,000         28,560,000
                                                                  --------------
                                                                      85,257,117

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Secom Co. Ltd.                                        800,000     $   33,274,270
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
JGC Corp.                                           2,000,000         21,822,251
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.8%
ABB Ltd. 1                                          5,000,000         30,958,116
--------------------------------------------------------------------------------
Alstom 1                                           10,000,000          8,555,540
--------------------------------------------------------------------------------
Schneider Electric SA                                 200,000         15,672,193
                                                                  --------------
                                                                      55,185,849

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Siemens AG                                            600,000         47,343,246
--------------------------------------------------------------------------------
MACHINERY--1.5%
Danaher Corp.                                         400,000         21,364,000
--------------------------------------------------------------------------------
Dover Corp.                                           400,000         15,116,000
--------------------------------------------------------------------------------
IWKA AG                                               500,000         12,282,385
                                                                  --------------
                                                                      48,762,385

--------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Union Pacific Corp.                                   200,000         13,940,000
--------------------------------------------------------------------------------
Yellow Roadway
Corp. 1                                               300,000         17,562,000
                                                                  --------------
                                                                      31,502,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                          1,000,000          2,814,352
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Electrocomponents
plc                                                10,000,000         46,771,359
--------------------------------------------------------------------------------
Shimadzu Corp.                                      2,000,000         11,936,958
                                                                  --------------
                                                                      58,708,317

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                           300,000         16,086,916
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.2%
Advanced Micro
Devices, Inc. 1                                    11,468,800        184,877,056
--------------------------------------------------------------------------------
Cree, Inc. 1                                          805,700         17,523,975
--------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                1,000,000         25,490,000
                                                                  --------------
                                                                     227,891,031


                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--1.0%
Autonomy Corp. plc 1                                3,002,346     $   10,439,588
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                     200,000         21,822,251
                                                                  --------------
                                                                      32,261,839

--------------------------------------------------------------------------------
MATERIALS--7.3%
--------------------------------------------------------------------------------
CHEMICALS--6.2%
Agrium, Inc.                                          500,000          9,125,000
--------------------------------------------------------------------------------
Bayer AG                                            1,000,000         33,055,494
--------------------------------------------------------------------------------
Ciba Specialty
Chemicals AG                                          200,000         12,938,816
--------------------------------------------------------------------------------
Clariant AG                                         1,000,002         17,260,148
--------------------------------------------------------------------------------
Eastman
Chemical Co.                                          600,000         35,400,000
--------------------------------------------------------------------------------
Imperial Chemical
Industries plc                                      4,000,000         20,220,345
--------------------------------------------------------------------------------
Kuraray Co. Ltd.                                    2,000,000         17,849,482

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Novozymes AS,
B Shares                                              800,000     $   39,253,215
--------------------------------------------------------------------------------
Symyx
Technologies, Inc. 1                                  500,000         11,025,000
                                                                  --------------
                                                                     196,127,500

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Lafarge SA                                            200,000         19,366,631
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Holmen AB, B Shares                                   500,000         15,733,499
--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Iberdrola SA                                        1,500,000         39,238,817
                                                                  --------------

Total Common Stocks
(Cost $2,140,883,751)                                              2,319,614,082

                                                 DATE          STRIKE        CONTRACTS
-----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------------------------------
Crude Oil Futures, 5/20/05 Put 1              5/17/05          $45.50              250              47,500
-----------------------------------------------------------------------------------------------------------
Crude Oil Futures, 5/20/05 Put 1              5/17/05           46.50              450             117,000
-----------------------------------------------------------------------------------------------------------
Crude Oil Futures, 5/20/05 Put 1              5/17/05           47.50              100              36,000
                                                                                           ----------------

Total Options Purchased (Cost $3,540,501)                                                          200,500

                                                                       PRINCIPAL
                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--29.6% 5
Repurchase agreement (Principal Amount/Value $465,500,000,
with a maturity value of $465,533,878) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities, 2.62%, dated 3/31/05, to be repurchased at $465,533,878 on 4/1/05, collateralized by
U.S. Treasury Bonds, 2.50%--2.75%, 5/31/06--6/30/06, with a
value of $475,172,378                                             $  465,500,000               465,500,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 34.12% in joint repurchase agreement
(Principal Amount/Value $1,365,685,000, with a maturity value of $1,365,789,323) with UBS Warburg LLC, 2.75%, dated
3/31/05, to be repurchased at $465,970,592 on 4/1/05,
collateralized by Federal National Mortgage Assn., 5%--6%,
2/1/34--8/1/34, with a value of $1,394,346,245                       465,935,000               465,935,000
                                                                                           ----------------
Total Repurchase Agreements (Cost $931,435,000)                                                931,435,000

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,075,859,252)                          103.2%            3,251,249,582
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (3.2)             (101,752,495)
                                                                  -----------------------------------------
NET ASSETS                                                                 100.0%          $ 3,149,497,087
                                                                  =========================================


                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $237,265,540. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES               GROSS                GROSS              SHARES
                                         SEPTEMBER 30, 2004           ADDITIONS           REDUCTIONS      MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                    2,800,000                  --            1,800,000           1,000,000
Analogic Corp.                                      700,000                  --                   --             700,000
Autonomy Corp. plc*                              10,002,346                  --            7,000,000           3,002,346
Brillian Corp.                                    1,376,475                  --            1,376,475                  --
Nektar Therapeutics                              12,000,000                  --                   --          12,000,000
Neurogen Corp.*                                   2,000,000                  --              497,100           1,502,900
Neurogen Corp.                                      200,000                  --              200,000                  --
Nicox SA                                          5,077,849                  --                   --           5,077,849
Sirius Satellite Radio, Inc.                     66,116,475                  --           66,116,475                  --
Sirius Satellite Radio, Inc. Wts., Exp
5/15/09                                              18,000                  --               18,000                  --
Thorntons plc                                     4,300,000                  --                   --           4,300,000
Three-Five Systems, Inc.                          4,139,500                  --            4,139,500                  --
Toyo Communication Equipment Co. Ltd.             4,000,000                  --            4,000,000                  --
Transmeta Corp.                                  17,000,000                  --           17,000,000                  --

                                                                     UNREALIZED
                                                                   APPRECIATION             DIVIDEND            REALIZED
                                                                 (DEPRECIATION)               INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                                    $          --*       $          --       $ (16,298,101)
Analogic Corp.                                                        1,625,769              112,000                  --
Autonomy Corp. plc*                                                          --*                  --         (10,940,805)
Brillian Corp.                                                               --                   --         (41,747,279)
Nektar Therapeutics                                                 (96,042,419)                  --                  --
Neurogen Corp.*                                                              --*                  --          (4,110,538)
Neurogen Corp.                                                               --                   --          (3,008,870)
Nicox SA                                                               (908,429)                  --                  --
Sirius Satellite Radio, Inc.                                                 --                   --         375,445,990
Sirius Satellite Radio, Inc. Wts., Exp
5/15/09                                                                      --                   --            (879,787)
Thorntons plc                                                           137,927              398,529                  --
Three-Five Systems, Inc.                                                     --                   --        (132,029,399)
Toyo Communication Equipment Co. Ltd.                                        --                   --         (42,902,362)
Transmeta Corp.                                                              --                   --         (32,615,121)
                                                                  -------------------------------------------------------
                                                                  $ (95,187,152)       $     510,529       $  90,913,728
                                                                  =======================================================

*No longer an affiliate as of March 31, 2005.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,000,000 or 0.35% of the Fund's net assets as of March 31, 2005.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

5. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE      PERCENT
--------------------------------------------------------------------------------
United States                                       $1,882,618,063         57.9%
Japan                                                  309,457,351          9.5
Sweden                                                 149,951,880          4.6
United Kingdom                                         147,411,121          4.5
Germany                                                139,429,372          4.3
France                                                 132,861,247          4.1
Switzerland                                            132,048,922          4.1
Italy                                                   97,780,282          3.0
Denmark                                                 73,704,175          2.3
Spain                                                   69,144,317          2.1
Belgium                                                 33,873,456          1.1
Portugal                                                32,666,606          1.0
Canada                                                  31,448,274          1.0
Lebanon                                                 11,000,000          0.3
India                                                    7,854,516          0.2
                                                    ----------------------------
Total                                               $3,251,249,582        100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

MARCH 31, 2005
---------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including cost and market value of $931,435,000 in repurchase agreements)--see accompanying statement of investments:
Unaffiliated companies (cost $2,743,406,560)                                       $ 3,013,984,042
Affiliated companies (cost $332,452,692)                                               237,265,540
                                                                                   ----------------
                                                                                     3,251,249,582
---------------------------------------------------------------------------------------------------
Cash                                                                                     1,654,450
---------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                    6,506,538
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                   5,097,659
Shares of beneficial interest sold                                                       3,130,084
Closed foreign currency contracts                                                        1,172,713
Other                                                                                       74,636
                                                                                   ----------------
Total assets                                                                         3,268,885,662

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                       93,082
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  108,296,358
Shares of beneficial interest redeemed                                                   7,124,179
Distribution and service plan fees                                                       1,964,026
Transfer and shareholder servicing agent fees                                              526,441
Trustees' compensation                                                                     518,464
Shareholder communications                                                                 421,821
Closed foreign currency contracts                                                          292,500
Other                                                                                      151,704
                                                                                   ----------------
Total liabilities                                                                      119,388,575

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 3,149,497,087
                                                                                   ================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                         $       103,913
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           2,916,447,073
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                        (29,365,461)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          80,613,799
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          181,697,763
                                                                                   ----------------
NET ASSETS                                                                         $ 3,149,497,087
                                                                                   ================


                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,855,612,178
and 60,308,152 shares of beneficial interest outstanding)                                           $30.77
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $32.65
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $768,838,203 and 25,969,854 shares
of beneficial interest outstanding)                                                                 $29.61
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $442,368,383 and 14,922,783 shares
of beneficial interest outstanding)                                                                 $29.64
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,888,669 and 1,943,293 shares
of beneficial interest outstanding)                                                                 $30.30
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$23,789,654 and 769,055 shares of beneficial interest outstanding)                                  $30.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,328,326)     $ 11,877,527
Affiliated companies (net of foreign withholding taxes of $44,281)               510,529
-----------------------------------------------------------------------------------------
Interest                                                                       5,360,282
                                                                            -------------
Total investment income                                                       17,748,338

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               11,108,575
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        2,260,494
Class B                                                                        3,923,148
Class C                                                                        2,213,160
Class N                                                                          129,945
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        1,670,364
Class B                                                                          959,673
Class C                                                                          437,674
Class N                                                                           70,442
Class Y                                                                           13,909
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          139,124
Class B                                                                          122,754
Class C                                                                           41,325
Class N                                                                            1,567
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      170,555
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            52,981
-----------------------------------------------------------------------------------------
Other                                                                             45,358
                                                                            -------------
Total expenses                                                                23,361,048
Less reduction to custodian expenses                                             (14,379)
                                                                            -------------
Net expenses                                                                  23,346,669

-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                           (5,598,331)


                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                   $ 266,251,427
   Affiliated companies                                                        90,913,728
Foreign currency transactions                                                  53,173,268
                                                                            --------------
Net realized gain                                                             410,338,423
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    97,735,723
Translation of assets and liabilities denominated in foreign currencies       (28,876,145)
                                                                            --------------
Net change in unrealized appreciation                                          68,859,578

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 473,599,670
                                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS                  YEAR
                                                                           ENDED                 ENDED
                                                                  MARCH 31, 2005         SEPTEMBER 30,
                                                                     (UNAUDITED)                  2004
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                              $    (5,598,331)      $   (15,004,362)
-------------------------------------------------------------------------------------------------------
Net realized gain                                                    410,338,423           152,241,782
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 68,859,578           249,311,241
                                                                 --------------------------------------
Net increase in net assets resulting from operations                 473,599,670           386,548,661

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                6,225,188           178,635,656
Class B                                                              (53,138,849)          (72,891,348)
Class C                                                               (9,892,453)           (3,835,712)
Class N                                                               10,684,420            14,305,000
Class Y                                                                4,016,574             7,247,887

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                       431,494,550           510,010,144
-------------------------------------------------------------------------------------------------------
Beginning of period                                                2,718,002,537         2,207,992,393
                                                                 --------------------------------------
End of period (including accumulated net investment loss of
$29,365,461 and $23,767,130, respectively)                       $ 3,149,497,087       $ 2,718,002,537
                                                                 ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED                                                                             YEAR
                                       MARCH 31,                                                                            ENDED
                                            2005                                                                        SEPT. 30,
CLASS A                              (UNAUDITED)           2004             2003             2002             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                $    26.13     $    22.05       $    15.06       $    17.96       $    30.02     $    23.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                (.01) 1        (.06)            (.07)            (.03)             .08            .11
Net realized and unrealized gain
(loss)                                      4.65           4.14             7.29            (2.83)          (11.28)          8.19
                                      ----------------------------------------------------------------------------------------------
Total from investment operations            4.64           4.08             7.22            (2.86)          (11.20)          8.30
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income          --             --             (.21)            (.02)            (.05)          (.33)
Tax return of capital                         --             --             (.02)              --               --             --
Distributions from net realized gain          --             --               --             (.02)            (.81)         (1.32)
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               --             --             (.23)            (.04)            (.86)         (1.65)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    30.77     $    26.13       $    22.05       $    15.06       $    17.96     $    30.02
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         17.76%         18.50%           48.34%          (16.01)%         (38.30)%        36.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $1,855,612     $1,572,487       $1,185,092       $  865,444       $1,061,527     $1,566,609
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $1,847,199     $1,533,808       $  963,783       $1,209,791       $1,444,832     $1,159,085
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)               (0.03)%        (0.20)%          (0.48)%          (0.17)%           0.38%          0.72%
Total expenses                              1.16% 4        1.19% 4,5        1.36% 4,5        1.40% 4,5        1.22% 4        1.20% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       51%            52%              61%              39%              53%            48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                      SIX MONTHS
                                           ENDED                                                                             YEAR
                                       MARCH 31,                                                                            ENDED
                                            2005                                                                        SEPT. 30,
CLASS B                              (UNAUDITED)           2004             2003             2002             2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    25.25     $    21.48       $    14.66       $    17.60       $    29.59     $    23.15
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                         (.13) 1        (.33)            (.26)            (.20)            (.08)          (.02)
Net realized and unrealized gain
(loss)                                      4.49           4.10             7.15            (2.72)          (11.10)          8.02
                                      ---------------------------------------------------------------------------------------------
Total from investment operations            4.36           3.77             6.89            (2.92)          (11.18)          8.00
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income          --             --             (.05)              --               --           (.24)
Tax return of capital                         --             --             (.02)              --               --             --
Distributions from net realized gain          --             --               --             (.02)            (.81)         (1.32)
                                      ---------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               --             --             (.07)            (.02)            (.81)         (1.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    29.61     $    25.25       $    21.48       $    14.66       $    17.60     $    29.59
                                      =============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         17.27%         17.55%           47.15%          (16.63)%         (38.74)%        35.48%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $  768,838     $  701,803       $  659,224       $  522,255       $  674,707     $1,013,614
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $  789,173     $  753,094       $  564,030       $  747,894       $  922,355     $  711,304
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                        (0.88)%        (1.06)%          (1.28)%          (0.92)%          (0.37)%        (0.05)%
Total expenses                              1.99%          2.03%            2.23%            2.16%            1.97%          1.97%
Expenses after payments and waivers
and reduction to custodian expenses          N/A 4          N/A 4,5         2.14%             N/A 4,5          N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       51%            52%              61%              39%              53%            48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED                                                                             YEAR
                                       MARCH 31,                                                                            ENDED
                                            2005                                                                        SEPT. 30,
CLASS C                              (UNAUDITED)           2004             2003             2002             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    25.28     $    21.49       $    14.67       $    17.61       $    29.61     $    23.15
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                         (.12) 1        (.26)            (.24)            (.19)            (.09)          (.07)
Net realized and unrealized gain
(loss)                                      4.48           4.05             7.14            (2.73)          (11.10)          8.07
                                      ----------------------------------------------------------------------------------------------
Total from investment operations            4.36           3.79             6.90            (2.92)          (11.19)          8.00
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income          --             --             (.06)              --               --           (.22)
Tax return of capital                         --             --             (.02)              --               --             --
Distributions from net realized gain          --             --               --             (.02)            (.81)         (1.32)
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               --             --             (.08)            (.02)            (.81)         (1.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    29.64     $    25.28       $    21.49       $    14.67       $    17.61     $    29.61
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         17.25%         17.64%           47.20%          (16.62)%         (38.75)%        35.49%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $  442,368     $  385,820       $  332,257       $  253,560       $  318,082     $  494,774
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $  445,249     $  393,202       $  276,023       $  356,480       $  446,283     $  377,158
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                        (0.81)%        (0.99)%          (1.26)%          (0.90)%          (0.36)%        (0.05)%
Total expenses                              1.94% 4        1.96% 4,5        2.15% 4          2.13% 4,5        1.97% 4        1.98% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       51%            52%              61%              39%              53%            48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                   SIX MONTHS
                                                        ENDED                                                            YEAR
                                                    MARCH 31,                                                           ENDED
                                                         2005                                                       SEPT. 30,
CLASS N                                           (UNAUDITED)            2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 25.78         $ 21.83         $ 14.96         $ 17.94         $ 25.19
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.05) 2         (.05)           (.04)           (.06)           (.06)
Net realized and unrealized gain (loss)                  4.57            4.00            7.15           (2.81)          (7.19)
                                                      -------------------------------------------------------------------------
Total from investment operations                         4.52            3.95            7.11           (2.87)          (7.25)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --            (.22)           (.09)             --
Tax return of capital                                      --              --            (.02)             --              --
Distributions from net realized gain                       --              --              --            (.02)             --
                                                      -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --              --            (.24)           (.11)             --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 30.30         $ 25.78         $ 21.83         $ 14.96         $ 17.94
                                                      =========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      17.53%          18.10%          47.94%         (16.19)%        (28.78)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $58,889         $40,989         $22,900         $10,490         $ 1,704
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $52,330         $33,972         $15,577         $ 8,179         $   407
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.32)%         (0.54)%         (0.68)%         (1.33)%         (2.44)%
Total expenses                                           1.50%           1.54%           1.70%           1.61%           1.58%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5           N/A 5,6        1.64%            N/A 5,6         N/A 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    51%             52%             61%             39%             53%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED                                                            YEAR
                                                    MARCH 31,                                                           ENDED
                                                         2005                                                       SEPT. 30,
CLASS Y                                           (UNAUDITED)            2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 26.23         $ 22.06         $ 15.09         $ 17.99         $ 28.40
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .05 2           .07             .06             .09            (.05)
Net realized and unrealized gain (loss)                  4.65            4.10            7.25           (2.85)         (10.36)
                                                      -------------------------------------------------------------------------
Total from investment operations                         4.70            4.17            7.31           (2.76)         (10.41)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --            (.32)           (.12)             --
Tax return of capital                                      --              --            (.02)             --              --
Distributions from net realized gain                       --              --              --            (.02)             --
                                                      -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --              --            (.34)           (.14)             --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 30.93         $ 26.23         $ 22.06         $ 15.09         $ 17.99
                                                      =========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      17.92%          18.90%          49.07%         (15.58)%        (36.66)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $23,790         $16,904         $ 8,519         $ 4,144         $ 4,215
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $22,622         $14,612         $ 5,743         $ 5,231         $ 1,240
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.32%           0.19%           0.04%           0.34%          (1.52)%
Total expenses                                           0.85%           0.85%           0.90%           0.88%           1.08%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5           N/A 5           N/A 5           N/A 5          1.06%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    51%             52%             61%             39%             53%

1. For the period from February 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been


                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $227,605,725 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                    EXPIRING
                                    ------------------------
                                    2010        $ 83,673,627
                                    2011          66,378,629
                                    2012          77,553,469
                                                ------------
                                    Total       $227,605,725
                                                ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2005, the Fund's projected benefit obligations were increased by $13,948 and payments of $29,163 were made to retired trustees, resulting in an accumulated liability of $439,410 as of March 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining


                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED MARCH 31, 2005           YEAR ENDED SEPTEMBER 30, 2004
                       SHARES               AMOUNT             SHARES               AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                8,487,807        $ 260,279,987         21,621,658        $ 573,487,391
Redeemed           (8,349,832)        (254,054,799) 1     (15,204,030)        (394,851,735)
                   ------------------------------------------------------------------------
Net increase          137,975        $   6,225,188          6,417,628        $ 178,635,656
                   ========================================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                1,332,790        $  39,496,176          4,237,789        $ 108,712,948
Redeemed           (3,157,188)         (92,635,025) 1      (7,131,838)        (181,604,296)
                   ------------------------------------------------------------------------
Net decrease       (1,824,398)       $ (53,138,849)        (2,894,049)       $ (72,891,348)
                   ========================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                1,398,052        $  41,439,239          3,105,310        $  79,586,392
Redeemed           (1,739,905)         (51,331,692) 1      (3,303,209)         (83,422,104)
                   ------------------------------------------------------------------------
Net decrease         (341,853)       $  (9,892,453)          (197,899)       $  (3,835,712)
                   ========================================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                  639,362        $  19,384,074            955,663        $  24,957,737
Redeemed             (285,926)          (8,699,654) 1        (414,966)         (10,652,737)
                   ------------------------------------------------------------------------
Net increase          353,436        $  10,684,420            540,697        $  14,305,000
                   ========================================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                  322,085        $  10,174,341            489,607        $  13,193,036
Redeemed             (197,435)          (6,157,767) 1        (231,470)          (5,945,149)
                   ------------------------------------------------------------------------
Net increase          124,650        $   4,016,574            258,137        $   7,247,887
                   ========================================================================

1. Net of redemption fees of $8,206, $3,506, $1,979, $232 and $100 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2005, were $1,375,495,846 and $2,151,052,866, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion.


                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $3,171,970 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $15,741,582, $6,593,599 and $462,553, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS            RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                 DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
March 31, 2005           $486,075          $34,609         $709,703          $29,083          $23,288
-----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT             VALUATION
                                   EXPIRATION        AMOUNT                 AS OF       UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                    DATES        (000S)        MARCH 31, 2005     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar [CAD]                  4/1/05        12,073CAD       $  9,981,994       $   60,554         $    --
Euro [EUR]                             4/1/05         6,928EUR          8,981,118           27,449              --
Japanese Yen [JPY]                     4/1/05       762,505JPY          7,110,931           11,678           1,365
Swiss Franc [CHF]                      4/1/05         7,508CHF          6,275,150           29,329              --
                                                                                        --------------------------
                                                                                           129,010           1,365
                                                                                        --------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]           6/1/05        53,000GBP         99,831,704          383,346              --
Euro [EUR]                            5/13/05       191,000EUR        247,876,017               --          91,717
Swedish Krona [SEK]                   6/13/05       663,340SEK         94,005,818        5,994,182              --
                                                                                        --------------------------
                                                                                         6,377,528          91,717
                                                                                        --------------------------
Total unrealized appreciation and depreciation                                          $6,506,538         $93,082
                                                                                        ==========================


                   35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Frank Jennings and Randall C. Dishmon and the Manager's global investment team and analysts. Messrs. Jennings and Dishmon are primarily responsible for the day-to-day management of the Fund's investments. Mr. Jennings has been a portfolio manager of the Fund since October 1995 and has been a Vice President of the Manager since September 1995. Mr. Jennings has had over 26 years of experience managing equity investments. Mr.


                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Dishmon has been a manager of the Fund's portfolio since August 2004 and has been a Vice President of the Manager since January 2005. Mr. Dishmon was an Assistant Vice President and Senior Research Analyst of the Manager from June 2001 through January 2005. Prior to joining the Manager, he was a management consultant with Booz, Allen & Hamilton from May 1998 through June 2001.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other global flexible portfolio funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance were each better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global equity funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees as well as its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced significant asset growth. Based


                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

on current asset levels, the Fund is nearing, but has not yet reached, its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   40 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005